Note 20 - Fair Value Measurements - Assets Measured at Fair Value on Nonrecurring Basis (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Loans held for sale, Total gains (losses)		$ 45	$ 1
Mortgage servicing rights, net, Total gains (losses)		0	0
Loans, Total gains (losses)	[1]	(97)	(413)
Real estate, net, Total gains (losses)	[2]	0	0
Total, Total gains (losses)		(52)	(412)
Fair Value, Measurements, Nonrecurring [Member]
Loans held for sale		3,444	1,837
Mortgage servicing rights, net		1,855	1,724
Loans	[1]	2,902	3,201
Real estate, net	[2]	414	627
Total		8,615	7,389
Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 1 [Member]
Loans held for sale		0	0
Mortgage servicing rights, net		0	0
Loans	[1]	0	0
Real estate, net	[2]	0	0
Total		0	0
Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 2 [Member]
Loans held for sale		3,444	1,837
Mortgage servicing rights, net		1,855	1,724
Loans	[1]	2,902	3,201
Real estate, net	[2]	414	627
Total		8,615	7,389
Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 3 [Member]
Loans held for sale		0	0
Mortgage servicing rights, net		0	0
Loans	[1]	0	0
Real estate, net	[2]	0	0
Total		$ 0	$ 0

[1]	Represents carrying value and related specific reserves on loans for which adjustments are based on the appraised value of the collateral. The carrying value of loans fully charged-off is zero.
[2]	Represents the fair value and related losses on foreclosed real estate and other collateral owned that were measured at fair value subsequent to their initial classification as foreclosed assets.